SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of finite lived intangible assets useful lives (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Internally developed technology [Member]
Estimated Useful Lives Of Long Lived Assets [Line Items]
Finite lived intangible assets useful lives	4 years 4 months 24 days	4 years 4 months 24 days	4 years 4 months 24 days
Minimum [Member] | Trade Name [Member]
Estimated Useful Lives Of Long Lived Assets [Line Items]
Finite lived intangible assets useful lives		2 years
Minimum [Member] | Customer and client relationships [Member]
Estimated Useful Lives Of Long Lived Assets [Line Items]
Finite lived intangible assets useful lives		2 years
Minimum [Member] | Internally developed technology [Member]
Estimated Useful Lives Of Long Lived Assets [Line Items]
Finite lived intangible assets useful lives		2 years
Minimum [Member] | Other Intangibles and Trade Names [Member]
Estimated Useful Lives Of Long Lived Assets [Line Items]
Finite lived intangible assets useful lives		2 years
Maximum [Member] | Trade Name [Member]
Estimated Useful Lives Of Long Lived Assets [Line Items]
Finite lived intangible assets useful lives		20 years
Maximum [Member] | Customer and client relationships [Member]
Estimated Useful Lives Of Long Lived Assets [Line Items]
Finite lived intangible assets useful lives		22 years
Maximum [Member] | Internally developed technology [Member]
Estimated Useful Lives Of Long Lived Assets [Line Items]
Finite lived intangible assets useful lives		9 years
Maximum [Member] | Other Intangibles and Trade Names [Member]
Estimated Useful Lives Of Long Lived Assets [Line Items]
Finite lived intangible assets useful lives		5 years